Document and Entity Information	Sep. 02, 2020
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001651311
Document Type	8-K
Document Period End Date	Sep. 02, 2020
Entity Registrant Name	MERUS N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-37773
Entity Address, Address Line One	Yalelaan 62
Entity Address, Postal Zip Code	3584 CM
Entity Address, City or Town	Utrecht
Entity Address, Country	NL
City Area Code	+31 85
Local Phone Number	016 2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, €0.09 nominal value per share
Trading Symbol	MRUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true